Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Disclosure of fees to auditors

	2023	2022	2021
	(US$ millions)
Audit fees	5.6	5.1	5.2
Audit related fees	0.8	1.3	1.4
Tax fees	0.2	0.2	0.1
Other fees	0.3	0.2	0.4
Total	6.9	6.8	7.1

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2023	2022	2021
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	121	(23)	(47)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	63	127	106
Asset retirement obligations	E.2.2.	30	18	32
Financing activities
Share based compensation	B.4.1.	52	29	17

Disclosure of transactions between related parties
The Group had the following transactions with related parties:

Expenses	2023	2022	2021
	(US$ millions)
Purchases of goods and services from Miffin (i)	—	—	(165)
Purchases of goods and services from EPM	(45)	(45)	(39)
Other expenses	(10)	(18)	(16)
Total	(55)	(63)	(220)

Income and gains	2023	2022	2021
	(US$ millions)
Sale of goods and services to Miffin (i)	—	—	299
Sale of goods and services to EPM	12	11	14
Other revenue	—	1	2
Total	12	11	314
(i)    Miffin entities are not considered as related parties since November 12, 2021.
The Group had the following balances with related parties:

	December 31
	2023	2022
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	68	48
Payables to EPM	33	39
Other accounts payable	2	2
Total	103	88
(ii)    Mainly dividends.

	December 31
	2023	2022
Assets	(US$ millions)
Receivables from EPM	2	2
Receivables from Honduras joint venture	9	13
Total	12	15

Disclosure of subsidiaries
The following supplemental consolidating financial information presents selected statement of income and statement of financial position information of Millicom and its Restricted Subsidiaries (as defined under its outstanding credit instruments) separately from such information for Millicom’s Unrestricted Subsidiaries.

Statement of income $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
Year ended December 31, 2023
Revenue	5,661	1,313	—	4,348
Equipment, programming and other direct costs	(1,507)	(392)	(3)	(1,118)
Operating expenses	(2,043)	(501)	3	(1,539)
Depreciation	(978)	(269)	—	(709)
Amortization	(360)	(100)	—	(260)
Share of profit in Honduras joint venture	42	—	—	42
Other operating income (expenses), net	10	9	—	1
Operating profit	826	60	1	766
Net financial expenses	(684)	(242)	10	(432)
Other non-operating (expenses) income, net	36	32	—	4
Profit (loss) from other joint ventures and associates, net	(3)	—	—	(3)
Profit (loss) before taxes from continuing operations	175	(150)	11	336
Tax expense	(424)	(176)	—	(248)
Profit (loss) from continuing operations	(249)	(326)	11	87
Profit (loss) from discontinued operations, net of tax	4	—	—	4
Net profit (loss) for the year	(245)	(326)	11	91

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
December 31, 2023
ASSETS
NON-CURRENT ASSETS
Intangible assets, net	7,785	1,152	—	6,633
Property, plant and equipment, net	3,107	884	—	2,223
Right of use assets, net	896	229	—	667
Investment in Honduras joint venture	576	—	—	576
Contract costs, net	12	—	—	12
Deferred tax assets	141	1	—	140
Other non-current assets	84	29	54	109
TOTAL NON-CURRENT ASSETS	12,601	2,295	54	10,359
CURRENT ASSETS
Inventories	45	8	—	37
Trade receivables, net	443	128	—	314
Contract assets, net	82	7	—	75
Amounts due from non-controlling interests, associates and joint ventures	12	4	—	8
Prepayments and accrued income	168	35	—	132
Current income tax assets	118	66	—	52
Supplier advances for capital expenditure	21	1	—	20
Other current assets, including derivatives financial instruments	196	43	61	215
Restricted cash	56	1	—	55
Cash and cash equivalents	775	36	—	739
TOTAL CURRENT ASSETS	1,915	330	61	1,647
TOTAL ASSETS	14,516	2,625	115	12,006

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
EQUITY
Share capital and premium	1,334	—	—	1,334
Treasury shares	(8)	—	—	(8)
Other reserves	(500)	(373)	—	(127)
Retained profits	2,785	640	113	2,258
Net profit/ (loss) for the period/year attributable to owners of the Company	(82)	(163)	—	81
Equity attributable to owners of the Company	3,529	105	113	3,538
Non-controlling interests	(84)	(85)	—	1
TOTAL EQUITY	3,445	20	113	3,538
LIABILITIES
NON-CURRENT LIABILITIES
Debt and financing	6,476	601	—	5,875
Lease liabilities	854	226	—	628
Derivative financial instruments	46	—	—	46
Amounts due to non-controlling interests, associates and joint ventures	12	54	—	(42)
Payables and accruals for capital expenditure	885	846	—	38
Other non-current liabilities - Total	330	166	—	163
Deferred tax liabilities	140	—	—	140
TOTAL NON-CURRENT LIABILITIES	8,742	1,894	—	6,848
Debt and financing	221	111	—	109
Lease liabilities	189	65	—	124
Put option liability	86	—	—	86
Payables and accruals for capital expenditure	314	112	—	202
Other trade payables	390	123	—	266
Amounts due to non-controlling interests, associates and joint ventures	62	65	—	(3)
Accrued interest and other expenses	444	92	—	353
Current income tax liabilities	93	1	—	93
Contract liabilities	156	5	—	151
Provisions and other current liabilities	374	137	2	239
TOTAL CURRENT LIABILITIES	2,329	711	2	1,620
TOTAL LIABILITIES	11,071	2,605	2	8,468
TOTAL EQUITY AND LIABILITIES	14,516	2,625	115	12,006